RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Hunan Phoenix Ancient City Cultural Tourism Investment Co., Ltd.	Dec. 31, 2012 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2011 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2012 Others	Dec. 31, 2011 Others	Dec. 31, 2010 Beijing GaoDeTaiXin Technology Co., Ltd
RELATED PARTY TRANSACTIONS
Non-trading receivables	$ 3	$ 221	$ 159		$ 59	$ 3	$ 3
Trading receivable	4,749	1,056		4,749	1,056
Total	4,752	1,277
Research and development expenses								489
Revenue shared with a related party				3,432	249
Deferred revenue				$ 2,081	$ 645